UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      T.H. Fitzgerald, Jr.
           T.H. Fitzgerald & Co.
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form  13F  File  Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   9/22/2000
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:5
Number of Other Included Managers:                       1
                                              ------------

Form  13F  Information  Table  Entry  Total:            30
                                              ------------

Form  13F  Information  Table  Value  Total:  $360,417,345
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
ANALOG DEVICES INC             COM              032654105 15890700  197400          SOLE             SOLE      0    0
APPLIED MATERIALS              COM              038222105 15419300  163600          SOLE             SOLE      0    0
APPLIED MICRO CIRCUITS         COM              03822W109 10084200   67200          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107 11390837   46900          SOLE             SOLE      0    0
BROCADE COMMUNC. SYS           COM              111621108 13896718   77500          SOLE             SOLE      0    0
CHECKPOINT SOFTWARE            COM              M22465104 14506100   84800          SOLE             SOLE      0    0
CIENA CORP                     COM              171779101 17190837  136300          SOLE             SOLE      0    0
CORNING INC.                   COM              219350105  6518400   33600          SOLE             SOLE      0    0
GENETECH INC                   COM              368710406  6566400   43200          SOLE             SOLE      0    0
GENZYME TRANSGENICS            COM              37246E105  1358000   67900          SOLE             SOLE      0    0
IBIS TECHNOLOGIES              COM              450909106  7767000   86300          SOLE             SOLE      0    0
IMMUNEX CORP                   COM              452528102 20122375  317200          SOLE             SOLE      0    0
JDS UNIPHASE                   COM              46612J101 19615518  162700          SOLE             SOLE      0    0
JUNIPER NETWORKS               COM              48203R104 16709862   63400          SOLE             SOLE      0    0
LEHMAN BROTHERS                COM              524908100  9457500   97500          SOLE             SOLE      0    0
NETWORK APPLIANCE              COM              64120L104 16980300  205200          SOLE             SOLE      0    0
NORTEL NETWORKS                COM              656568102  8727850   69200          SOLE             SOLE      0    0
NOVELLUS SYS                   COM              670008101 12066875  215000          SOLE             SOLE      0    0
PE CORP CELERA GEN             COM              69332S102  9524550   98700          SOLE             SOLE      0    0
PMC SIERRA                     COM              69344F106 18515193   90900          SOLE             SOLE      0    0
QLOGIC CORP                    COM              747277101 12032400   88800          SOLE             SOLE      0    0
QUALCOMM                       COM              747525103 10496668   70300          SOLE             SOLE      0    0
SANDISK CORP                   COM              80004C101  9996000   81600          SOLE             SOLE      0    0
SCHWAB CHARLES                 COM              808513105  8891156  156500          SOLE             SOLE      0    0
SCIENTIFIC ATLANTA             COM              808655104  5679850   89800          SOLE             SOLE      0    0
SDL INC                        COM              784076101 20308275   95400          SOLE             SOLE      0    0
SIEBEL SYSTEMS                 COM              826170102 10832981   90700          SOLE             SOLE      0    0
SYCAMORE NETWORKS              COM              871206108 19208100  148900          SOLE             SOLE      0    0
VERITAS SOFTWARE               COM              923436109 10663400   81400          SOLE             SOLE      0    0